UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                 -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Glenview Captal Management, LLC
Address:  767 Fifth Avenue, 44th Floor
          New York, NY 10153

Form 13F File Number:      028-10134
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Horowitz
Title:      Chief Operating Officer and General Counsel
Phone:      212-812-4700

Signature, Place and Date of Signing:

     /s/ Mark Horowitz               New York, New York      February 14, 2013
--------------------------           ------------------     -------------------
        [Signature]                     [City, State]              [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 53
                                               -------------------
Form 13F Information Table Value Total:             $7,083,786
                                               -------------------
                                                 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                      FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED DECEMBER 31, 2012

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                                                          VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
                                                         --------   -------    --- ---- ----------  -------- -----------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      COM NEW          026874784  329,621  9,337,698   SH          SOLE                 9,337,698
APPLE INC                    COM              037833100   74,504    140,000   SH          SOLE                   140,000
AON PLC                      SHS CL A         G0408V102  157,267  2,828,041   SH          SOLE                 2,828,041
B/E AEROSPACE INC            COM              073302101   59,421  1,202,858   SH          SOLE                 1,202,858
BABCOCK & WILCOX CO NEW      COM              05615F102  144,826  5,527,708   SH          SOLE                 5,527,708
BMC SOFTWARE INC             COM              055921100  206,443  5,210,579   SH          SOLE                 5,210,579
CANADIAN PAC RY LTD          COM              13645T100   71,876    707,248   SH          SOLE                   707,248
CAPITAL ONE FINL CORP        COM              14040H105   14,005    241,759   SH          SOLE                   241,759
CARDINAL HEALTH INC          COM              14149Y108  143,676  3,488,981   SH          SOLE                 3,488,981
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305   91,501  1,200,173   SH          SOLE                 1,200,173
CHIMERA INVT CORP            COM              16934Q109   22,148  8,485,741   SH          SOLE                 8,485,741
CIGNA CORPORATION            COM              125509109  222,985  4,171,059   SH          SOLE                 4,171,059
CIT GROUP INC                COM NEW          125581801   51,396  1,330,114   SH          SOLE                 1,330,114
CITIGROUP INC                *W EXP 01/04/201 172967226    3,613  8,561,020   SH          SOLE                 8,561,020
CITIGROUP INC                COM NEW          172967424  160,311  4,052,345   SH          SOLE                 4,052,345
CLEARWIRE CORP NEW           CL A             18538Q105   86,851 30,052,249   SH          SOLE                30,052,249
COMMUNITY HEALTH SYS INC NEW COM              203668108  262,864  8,551,195   SH          SOLE                 8,551,195
COMPUTER SCIENCES CORP       COM              205363104  169,571  4,233,990   SH          SOLE                 4,233,990
CONSTELLATION BRANDS INC     CL A             21036P108   65,263  1,844,095   SH          SOLE                 1,844,095
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   33,808  1,491,948   SH          SOLE                 1,491,948
E TRADE FINANCIAL CORP       COM NEW          269246401  102,829 11,489,265   SH          SOLE                11,489,265
ELECTRONIC ARTS INC          COM              285512109  117,712  8,106,855   SH          SOLE                 8,106,855
FIDELITY NATL INFORMATION SV COM              31620M106  193,541  5,559,919   SH          SOLE                 5,559,919
FLEXTRONICS INTL LTD         ORD              Y2573F102  305,977 49,271,638   SH          SOLE                49,271,638
GENERAL MTRS CO              COM              37045V100  171,652  5,953,947   SH          SOLE                 5,953,947
HARTFORD FINL SVCS GROUP INC COM              416515104   23,847  1,062,700   SH          SOLE                 1,062,700
HCA HOLDINGS INC             COM              40412C101  268,551  8,901,256   SH          SOLE                 8,901,256
HEALTH MGMT ASSOC INC NEW    CL A             421933102  326,755 35,059,503   SH          SOLE                35,059,503
HEWLETT PACKARD CO           COM              428236103   41,325  2,900,000   SH          SOLE                 2,900,000
HOSPIRA INC                  COM              441060100   99,509  3,185,323   SH          SOLE                 3,185,323
HUMANA INC                   COM              444859102  135,973  1,981,241   SH          SOLE                 1,981,241
LAMAR ADVERTISING CO         CL A             512815101   82,236  2,122,212   SH          SOLE                 2,122,212
LIBERTY GLOBAL INC           COM SER A        530555101   54,405    864,114   SH          SOLE                   864,114
LIFE TECHNOLOGIES CORP       COM              53217V109   17,161    350,000   SH   CALL   SOLE                   350,000
LIFE TECHNOLOGIES CORP       COM              53217V109  548,923 11,195,648   SH          SOLE                11,195,648
LIFEPOINT HOSPITALS INC      COM              53219L109   90,686  2,402,277   SH          SOLE                 2,402,277
LOWES COS INC                COM              548661107   59,028  1,661,834   SH          SOLE                 1,661,834
MCKESSON CORP                COM              58155Q103  228,250  2,354,059   SH          SOLE                 2,354,059
MERITOR INC                  COM              59001K100   45,441  9,606,963   SH          SOLE                 9,606,963
MUELLER WTR PRODS INC        COM SER A        624758108   55,893  9,963,107   SH          SOLE                 9,963,107
PENNEY J C INC               COM              708160106  143,865  7,299,112   SH          SOLE                 7,299,112
PENTAIR LTD                  SHS              H6169Q108  172,384  3,507,294   SH          SOLE                 3,507,294
ROVI CORP                    COM              779376102  138,561  8,979,966   SH          SOLE                 8,979,966
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106    7,961    245,100   SH          SOLE                   245,100
SIRIUS XM RADIO INC          COM              82967N108   28,900 10,000,000   SH          SOLE                10,000,000
TAKE-TWO INTERACTIVE SOFTWAR COM              874054109   70,503  6,403,564   SH          SOLE                 6,403,564
TENET HEALTHCARE CORP        COM NEW          88033G407  449,363 13,839,339   SH          SOLE                13,839,339
THERMO FISHER SCIENTIFIC INC COM              883556102  204,188  3,201,443   SH          SOLE                 3,201,443
TIME WARNER CABLE INC        COM              88732J207  127,491  1,311,774   SH          SOLE                 1,311,774
UNITED PARCEL SERVICE INC    CL B             911312106   18,433    250,000   SH          SOLE                   250,000
UNWIRED PLANET INC NEW       COM              91531F103    1,804  1,503,543   SH          SOLE                 1,503,543
URS CORP NEW                 COM              903236107  146,441  3,730,040   SH          SOLE                 3,730,040
XEROX CORP                   COM              984121103  232,248 34,053,968   SH          SOLE                34,053,968
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